Discontinued operations (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Discontinued operations [Abstract]
Change in uncertain income tax positions, including interest and penalties	$ 0	$ 1,847